Document and Entity Information	3 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	NaturalShrimp Inc
Entity Central Index Key	0001465470
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company